Equity Method Investment in Smackover Lithium	3 Months Ended
Mar. 31, 2026
Equity Method Investment in Smackover Lithium
Equity Method Investment in Smackover Lithium
4.
Equity Method Investment in Smackover Lithium

On May 7, 2024, the Company and Equinor TDI Holdings LLC ("Equinor"), a Delaware limited liability company, entered into a membership interest purchase and sale agreement (the "Agreement"), in which Equinor acquired interests in two former Standard Lithium wholly-owned subsidiaries, one of which holds the resource development project in southwest

Arkansas ("South West Arkansas Project") and the other holds prospective lithium brine areas within the Smackover Formation in East Texas (the "East Texas Properties"). The South West Arkansas Project is held through SWA Lithium Financing, LLC and its subsidiary SWA Lithium LLC ("SWA Lithium"), and the East Texas Properties are held through Texas Lithium Financing, LLC ("Texas Lithium"). Each entity forms part of Smackover Lithium ("Smackover Lithium"), the Company's joint venture with Equinor.

Pursuant to the terms of the Agreement, Equinor acquired a 45% interest in each of the former subsidiaries, and the Company retained a 55% interest for an initial cash payment of $30.0 million to the Company and the commitment to invest an additional $130.0 million as follows:

•
Equinor solely funded the first $40.0 million and $20.0 million of development costs for SWA Lithium and Texas Lithium, respectively. Additional capital expenditures are funded on a pro-rata basis; and
•
Standard Lithium will receive milestone payments of $40.0 million associated with SWA Lithium and $30.0 million associated with Texas Lithium subject to final investment decisions ("FID") being made by January 1, 2027 and January 1, 2029, respectively.

Changes in the Company's investment in Smackover Lithium for the three months ended March 31, 2026 are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance at December 31, 2025	$105,165	$63,703	$168,868
Capital contributions	9,625	8,250	17,875
Loss from investment in Smackover Lithium	(1,299)	(203)	(1,502)
Balance at March 31, 2026	$113,491	$71,750	$185,241

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended March 31, 2026 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$2,363	$370	$2,733
Company’s share of net loss	$1,299	$203	$1,502

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended March 31, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$1,507	$283	$1,790
Company’s share of net loss	$829	$155	$984

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of March 31, 2026 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$20,410	$18,253	$38,663
Non-current assets	89,189	71,960	161,149
Total assets	109,599	90,213	199,812
Current liabilities	5,865	4,857	10,722
Total liabilities	5,865	4,857	10,722
Net assets	$103,734	$85,356	$189,090
Company’s share of Smackover Lithium	57,054	46,946	104,000
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$113,491	$71,750	$185,241

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of December 31, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$12,741	$10,989	$23,730
Non-current assets	82,994	64,392	147,386
Total assets	95,735	75,381	171,116
Current liabilities	7,139	4,656	11,795
Total liabilities	7,139	4,656	11,795
Net assets	$88,596	$70,725	$159,321
Company’s share of Smackover Lithium	48,728	38,899	87,627
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$105,165	$63,703	$168,868

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.

South West Arkansas Project

The South West Arkansas Project is maintained pursuant to an option agreement dated December 29, 2017, between TETRA Technologies Inc. ("TETRA") and the Company (the "TETRA Option Agreement"). Pursuant to the TETRA Option Agreement, the Company acquired certain rights to conduct brine exploration and production and for lithium extraction activities in Arkansas.

On October 31, 2023, the aforementioned option was exercised to acquire brine production rights for the exploration and production of lithium, for the South West Arkansas Project, subject to a 2.5% royalty on gross revenue following the commencement of commercial production.

In October 2025, a front-end engineering study ("FEED") and Definitive Feasibility Study ("DFS") were completed for the

South West Arkansas Project.

On March 9, 2026, Smackover Lithium entered into a binding take-or-pay offtake agreement with Trafigura Trading LLC ("Trafigura") for the purchase by Trafigura of battery-quality lithium carbonate to be produced from the South West Arkansas Project (the "Trafigura Offtake Agreement"). Under the terms of the Trafigura Offtake Agreement, Smackover Lithium will supply Trafigura with 8,000 metric tons per year of battery-quality lithium carbonate over a 10-year period, beginning at the start of commercial production. Terms of the agreement are structured to support the anticipated financing for the South West Arkansas Project.

East Texas Properties

The East Texas Properties include leases for certain properties in East Texas that are prospective for lithium brine development.

On September 24, 2025, Smackover Lithium reported a maiden inferred mineral resource estimate for the Franklin project located within the East Texas Properties (the "Franklin Project"). The Franklin Project represents the initial project of Smackover Lithium's broader East Texas development strategy.

The Company continues to evaluate additional mineral leasehold acquisitions and to advance exploration and development activities within the East Texas Properties through its joint venture arrangements.